Exhibit 99
Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	32
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,406,582.47	60,940	55.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$307,100,000.00	0.20000%	March 15, 2014
Class A-2 Notes	$415,300,000.00	0.380%	November 15, 2015
Class A-3 Notes	$420,700,000.00	0.550%	July 15, 2017
Class A-4 Notes	$106,850,000.00	0.780%	May 15, 2018
Class B Notes	$39,470,000.00	1.150%	July 15, 2018
Class C Notes	$26,310,000.00	1.360%	October 15, 2018
Class D Notes	$26,310,000.00	1.860%	August 15, 2019
Total	$1,342,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,107,863.06

Principal:
Principal Collections	$11,791,212.49
Prepayments in Full	$7,744,035.97
Liquidation Proceeds	$190,590.69
Recoveries	$43,588.28
Sub Total	$19,769,427.43
Collections	$20,877,290.49

Purchase Amounts:
Purchase Amounts Related to Principal	$368,720.08
Purchase Amounts Related to Interest	$2,364.98
Sub Total	$371,085.06

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$21,248,375.55

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	32
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$21,248,375.55
Servicing Fee	$259,000.02	$259,000.02	$0.00	$0.00	$20,989,375.53
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$20,989,375.53
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$20,989,375.53
Interest - Class A-3 Notes	$47,657.28	$47,657.28	$0.00	$0.00	$20,941,718.25
Interest - Class A-4 Notes	$69,452.50	$69,452.50	$0.00	$0.00	$20,872,265.75
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,872,265.75
Interest - Class B Notes	$37,825.42	$37,825.42	$0.00	$0.00	$20,834,440.33
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,834,440.33
Interest - Class C Notes	$29,818.00	$29,818.00	$0.00	$0.00	$20,804,622.33
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,804,622.33
Interest - Class D Notes	$40,780.50	$40,780.50	$0.00	$0.00	$20,763,841.83
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,763,841.83
Regular Principal Payment	$19,665,514.23	$19,665,514.23	$0.00	$0.00	$1,098,327.60
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,098,327.60
Residual Released to Depositor	$0.00	$1,098,327.60	$0.00	$0.00	$0.00
Total		$21,248,375.55

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$19,665,514.23
Total					$19,665,514.23
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$19,665,514.23	$46.74	$47,657.28	$0.11	$19,713,171.51	$46.85
Class A-4 Notes	$0.00	$0.00	$69,452.50	$0.65	$69,452.50	$0.65
Class B Notes	$0.00	$0.00	$37,825.42	$0.96	$37,825.42	$0.96
Class C Notes	$0.00	$0.00	$29,818.00	$1.13	$29,818.00	$1.13
Class D Notes	$0.00	$0.00	$40,780.50	$1.55	$40,780.50	$1.55
Total	$19,665,514.23	$14.65	$225,533.70	$0.17	$19,891,047.93	$14.82

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	32

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$103,979,511.54	0.2471583	$84,313,997.31	0.2004136
Class A-4 Notes	$106,850,000.00	1.0000000	$106,850,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$302,919,511.54	0.2257157	$283,253,997.31	0.2110623

Pool Information
Weighted Average APR	4.266%	4.264%
Weighted Average Remaining Term	29.56	28.74
Number of Receivables Outstanding	25,854	24,960
Pool Balance	$310,800,027.50	$290,570,573.87
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$302,919,511.54	$283,253,997.31
Pool Factor	0.2296428	0.2146957

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,767,032.91
Targeted Credit Enhancement Amount	$6,767,032.91
Yield Supplement Overcollateralization Amount	$7,316,576.56
Targeted Overcollateralization Amount	$7,316,576.56
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$7,316,576.56

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,767,032.91
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,767,032.91
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,767,032.91

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	32

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		74	$134,894.40
(Recoveries)		101	$43,588.28
Net Losses for Current Collection Period			$91,306.12
Cumulative Net Losses Last Collection Period			$6,279,603.34
Cumulative Net Losses for all Collection Periods			$6,370,909.46

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.35%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.21%	420	$6,419,632.19
61-90 Days Delinquent	0.21%	42	$598,873.78
91-120 Days Delinquent	0.07%	10	$189,557.18
Over 120 Days Delinquent	0.25%	37	$713,451.68
Total Delinquent Receivables	2.73%	509	$7,921,514.83

Repossession Inventory:
Repossessed in the Current Collection Period		19	$274,972.86
Total Repossessed Inventory		35	$628,072.57

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2928%
Preceding Collection Period			0.5320%
Current Collection Period			0.3644%
Three Month Average			0.3964%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3214%
Preceding Collection Period			0.3404%
Current Collection Period			0.3566%
Three Month Average			0.3394%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer